Research And Development Expenses, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Research and Development Expense [Abstract]
Total expenses	$ 301,382	$ 291,749	$ 277,837
Less - grants and participations	(36,322)	(35,957)	(34,421)
Research and development, net	$ 265,060	$ 255,792	$ 243,416